SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 15,783	$ 20,296	$ 19,279	$ 18,032
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	6,687	8,599	8,724	13,169
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue	7,058	9,076	7,280	1,018
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,038	2,621	3,275	3,845
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		12,510	11,979	10,991
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		813	1,424	6,128
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		9,076	7,280	1,018
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		2,621	3,275	3,845
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,786	7,300	7,041
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		7,786	7,300	7,041
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue